Commitments and Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 15. COMMITMENTS AND CONTINGENCIES

Contingencies

The Labor Contract Law of the PRC requires employers to insure the liability of the severance payments for terminated employees that have worked for the employers for at least two years prior to January 1, 2008. The employers will be liable for one month for severance pay for each year of the service provided by the employees. As of September 30, 2020 and June 30, 2020, the Company has estimated its severance payments of approximately $92,000 and $84,000, respectively, which have not been reflected in its unaudited condensed consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.

Sino-Global has employment agreements with each of Mr. Lei Cao, Ms. Tuo Pan and Mr. Zhikang Huang. These employment agreements provide for five-year terms that extend automatically in the absence of termination notice provided at least 60 days prior to the anniversary date of the agreement. If the Company fails to provide this notice or if the Company wishes to terminate an employment agreement in the absence of cause, then the Company is obligated to provide at least 30 days' prior notice. In such case during the initial term of the agreement, the Company would need to pay such executive (i) the remaining salary through the date of December 31, 2023, (ii) two times of the then applicable annual salary if there has been no Change in Control, as defined in the employment agreements or three-and-half times of the then applicable annual salary if there is a Change in Control.

Note 15. COMMITMENTS AND CONTINGENCIES

Contractual Obligations:

Contingencies

The Labor Contract Law of the PRC requires employers to insure the liability of the severance payments for terminated employees that have worked for the employers for at least two years prior to January 1, 2008. The employers will be liable for one month for severance pay for each year of the service provided by the employees. As of June 30, 2020 and 2019, the Company has estimated its severance payments of approximately $84,000 and $94,000, respectively, which have not been reflected in its consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.

Sino-Global has employment agreements with each of Mr. Lei Cao, Ms. Tuo Pan and Mr. Zhikang Huang. These employment agreements provide for five-year terms that extend automatically in the absence of termination notice provided at least 60 days prior to the anniversary date of the agreement. If the Company fails to provide this notice or if the Company wishes to terminate an employment agreement in the absence of cause, then the Company is obligated to provide at least 30 days’ prior notice. In such case during the initial term of the agreement, the Company would need to pay such executive (i) the remaining salary through the date of December 31, 2023, (ii) two times of the then applicable annual salary if there has been no Change in Control, as defined in the employment agreements or three-and-half times of the then applicable annual salary if there is a Change in Control.

From time to time, the Company is involved in routine litigation that arises in the ordinary course of business. The Company was named as a defendant in a breach of service contract lawsuit in the amount of $225,000 filed with the California Superior Court on January 19, 2018. The Company filed a motion with the court to force the plaintiff into arbitration rather than to litigate the dispute in court based on the arbitration provision in the contract. The California Superior Court approved its motion to stay the case pending the resolution of the arbitration. In Indianapolis, this matter was settled in exchange for 8,000 restrictive shares of common stock of the Company to the plaintiff, by the execution of a settlement agreement by both parties on August 23, 2019 and the issuance of 8,000 restricted shares on August 26, 2019. As a result, the arbitration in Indianapolis and the litigation in California has been dismissed respectively.

On January 22, 2019, Nasdaq notified the Company that it did not comply with the minimum bid price of $1.00 per share (the “Minimum Bid Price”) requirement in Listing Rule 5550(a)(2), and in accordance with Listing Rule 5810(c)(3)(A), was granted 180 calendar days, until July 22, 2019, to regain compliance. Subsequently, on July 23, 2019, the Company was provided an additional 180 calendar day compliance period, or until January 20, 2020, to demonstrate compliance. On January 21, 2020, the Company was notified of Nasdaq’s delist determination as it had not regained compliance. On January 28, 2020, the Company requested a hearing, which was held on February 27, 2020. On March 10, 2020, the Company received a letter from Nasdaq stating that the Nasdaq Hearings Panel (the “Panel”) granted an exception to permit the Company to demonstrate compliance on or before May 8, 2020.

In response to current volatile stock market conditions and decreases in the stock price of many companies, Nasdaq announced on April 17, 2020 that it has temporarily provided relief from certain of its continued listing requirements for common stock and other securities. Among other things, Nasdaq is tolling until June 30, 2020, the period for any non-compliant company to regain compliance with the requirement to maintain a minimum closing bid price of $1 for at least 30 consecutive business days. As a result, the Company automatically received an extension to demonstrate its compliance with the Nasdaq Minimum Bid Price requirement on or before July 23, 2020. The shares of the Company continue to be listed on the Nasdaq Capital Market, subject to the condition listed above. The temporary relief the Company received was based on Nasdaq Issuer Notification 2020-2, which provides additional time to issuers to return to compliance with pricing related listing rules, including the Minimum Bid Price requirement.

On July 7, 2020, the Company effected a reverse stock split of the Company’s common stock at the ratio of one-for-five. Nasdaq has determined that for 11 consecutive trading days from July 7 through July 21, 2020, the closing bid price of the Company’s common stock has been closed above $1.00 per share. On July 22, 2020, the Panel notified the Company that it has regained compliance with the requirement to maintain a minimum closing bid price of $1 and this matter is now closed.